Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Analysis of movements in net deferred tax balance
Beginning balance	€ 23,765
Foreign exchange movements	(25)
Charged to the income statement (continuing operations)	1,897	€ (3,814)	€ (4,180)
Charged directly to OCI	(70)
Credited directly to equity	(9)	9	€ (3)
Reclassifications	(4)
Arising on acquisition and disposals	2
Ending balance	€ 25,556	€ 23,765